Accounts and Transactions with Related Parties - Summary of Key Management Personnel Compensation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 5,133	$ 3,763	$ 3,570
Post-employment pension	99	72	68
Share-based payments	5,524	5,799	3,023
Total	$ 10,756	$ 9,634	$ 6,661